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             MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
                           c/o Morgan Stanley Trust
                    Harborside Financial Center, Plaza Two
                         Jersey City, New Jersey 07311



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Morgan Stanley New York Municipal Money Market Trust
      File No. 811-5987

Dear Sir or Madam:

   We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on February 26, 2002. The Prospectus contains the audited financial statements of Morgan Stanley New York Municipal Money Market Trust for the fiscal year ended December 31, 2001. The Annual Report is hereby incorporated by reference.


                                                   Very truly yours,

                                               /s/ A. Thomas Smith
                                                   ------------------------
                                                   A. Thomas Smith
                                                   Vice President